STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Sep. 09, 2020	Sep. 09, 2020	Jun. 24, 2020	Nov. 01, 2019	Jun. 24, 2020	Mar. 16, 2020	Jan. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Textual)
Common stock, authorized								500,000,000	500,000,000
Common stock par value (in dollars per share)								$ 0.0001	$ 0.0001
Common stock, issued								193,637,747	128,902,124
Common stock, outstanding								193,637,747	128,902,124
Preferred stock, authorized								25,000,000	25,000,000
Preferred stock, par value (in dollars per share)								$ 0.0001	$ 0.0001
Preferred stock, issued								0	0
Preferred stock, outstanding								0	0
Options intrinsic value, outstanding								$ 0	$ 0
Restricted stock awards expense								$ 502,128
Warrants, description								In terms of the Senior Secured convertible notes entered into with various noteholders as described in note 10 above, the Company issued five year warrants exercisable for a total of 51,188,572 shares of common stock at an initial exercise price of $0.05 per share. The warrants have a cashless exercise option and an exercise limitation based on a certain beneficial ownership percentage of 4.99% which may be adjusted to 9.99%. The Company has a mandatory exercise right if the closing price of the common stock trades above $0.15 per share for ten consecutive days and trading volume is at least 250,000. The exercise price of the warrant is adjustable under the following conditions; i) subsequent equity sales are at a price below the exercise price of the warrant; ii) the Company issues options with an exercise price lower than the exercise price of the warrants; iii) issues convertible securities which are convertible into common stock at a price lower than the warrant exercise price; and iv) the option exercise price or rate of conversion for convertible securities results in a lower exercise price than the exercise price of the warrants.
Stock options, description								The maximum number of securities available under the Plan is 800,000 shares of common stock. The maximum number of shares of common stock awarded to any individual during any fiscal year may not exceed 100,000 shares of common stock.
Convertible note granted shares								1,500,000
Settlement of contractual dispute								$ 45,000
Director [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)								2,000,000
Value issued for services								$ 88,000
Chief Operating Officer [Member]
Stockholders' Equity (Textual)
Gross proceeds of common stock								$ 39,000
Shares of common stock								1,298,554
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)			20,495,000
Minimum [Member]
Stockholders' Equity (Textual)
Number of outstanding shares common stock reduced				320,477,867
Maximum [Member]
Stockholders' Equity (Textual)
Number of outstanding shares common stock reduced				32,047,886
Stock Option [Member]
Stockholders' Equity (Textual)
Options intrinsic value, outstanding								$ 0	$ 0
Supplier [Member]
Stockholders' Equity (Textual)
Shares issued for services (in shares)								535,714
Value issued for services								$ 30,000
Subscription Agreements [Member] | Investor [Member]
Stockholders' Equity (Textual)
Gross proceeds of common stock						$ 33,000
Shares of common stock						1,400,000
Debt Conversion Notices [Member]
Stockholders' Equity (Textual)
Number of shares issued on debt conversion	2,504,110	35,002,245					35,002,245
Debt conversion	$ 335,948
Net loss of conversion	433,610
Net loss on exchange	50,082
Debt Exchange Agreements [Member]
Stockholders' Equity (Textual)
Settlement of loans payable	$ 50,082	$ 50,082
Employment Agreement [Member] | Chief Operating Officer [Member]
Stockholders' Equity (Textual)
Value of restricted common stock								$ 753,191
Shares of restricted common stock								15,371,250
Market price of common stock on grant date								$ 0.049
Employment Agreement [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Value of restricted common stock								$ 251,064
Shares of restricted common stock								5,123,750
Market price of common stock on grant date								$ 0.049
Subscription Agreement [Member] | Investor [Member]
Stockholders' Equity (Textual)
Warrants exercisable								1,000,000
Shares of common stock issued to investors								1,000,000
Shares of common stock for subscription proceeds								$ 25,000
First Anniversary [Member]
Stockholders' Equity (Textual)
Forfeiture restriction lapses, percentage					33.00%
Second Anniversary [Member]
Stockholders' Equity (Textual)
Forfeiture restriction lapses, percentage					33.00%
Third Anniversary [Member]
Stockholders' Equity (Textual)
Forfeiture restriction lapses, percentage					34.00%